Oct. 28, 2015

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 29, 2016 to the Prospectus and

Statement of Additional Information, each dated October 28, 2015

Effective June 1, 2016, the following changes are made to the Funds’ Prospectus:

Footnote 1 to each Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the sections of the Prospectus entitled “Fund Overview—Key Facts About BlackRock High Yield Municipal Fund—Fees and Expenses of the Fund” and “Fund Overview—Key Facts About BlackRock National Municipal Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $250,000 or more.